Restatement - Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss for the period	$ (127,210)	$ (34,075)
Interest expense	344	382
Amounts payable and accrued liabilities	24,683	1,601
Net cash used in operating activities	(5,443)	(4,228)
Purchase of property, plant and equipment	(113,556)	(8,754)
Net cash used in investing activities	(132,529)	(18,348)
Lease payments	(688)	(319)
Net cash provided by financing activities	79,787	164,867
Effect of exchange rate changes on cash and cash equivalents held in foreign currency	234	(1,529)
Cash and cash equivalents, end of period	$ 96,354	154,305	$ 13,543
As previously reported
Net loss for the period		(33,893)
Interest expense		200
Amounts payable and accrued liabilities		1,568
Net cash used in operating activities		(4,261)
Addition to exploration and evaluation assets		(9,707)
Purchase of property, plant and equipment		(8,894)
Net cash used in investing activities		(18,601)
Lease payments		(33)
Net cash provided by financing activities		165,153
Cash and cash equivalents, end of period		154,305
Adjustments
Net loss for the period		(182)
Interest expense		182
Amounts payable and accrued liabilities		33
Net cash used in operating activities		33
Addition to exploration and evaluation assets		113
Purchase of property, plant and equipment		140
Net cash used in investing activities		253
Lease payments		(286)
Net cash provided by financing activities		(286)
As Restated
Net loss for the period		(34,075)
Interest expense		382
Amounts payable and accrued liabilities		1,601
Net cash used in operating activities		(4,228)
Addition to exploration and evaluation assets		(9,594)
Purchase of property, plant and equipment		(8,754)
Net cash used in investing activities		(18,348)
Lease payments		(319)
Net cash provided by financing activities		164,867
Cash and cash equivalents, end of period		$ 154,305